UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22417

Destra Investment Trust
(Exact name of registrant as specified in charter)

901 Warrenville Rd., Suite 15
Lisle, IL 60532
(Address of principal executive offices) (Zip code)

Nicholas Dalmaso
901 Warrenville Rd., Suite 15
Lisle, IL 60532
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-630-241-4200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

Destra Global L-Series Fund
Portfolio of Investments
December 31, 2011 (unaudited)

Number
of
Shares	Description	Fair Value
	Long-Term Investments – 98.2%
	Common Stocks - 94.1%
	Argentina - 0.5%
404	Pampa Energia SA, ADR	$ 4,343
223	YPF SA, ADR	7,734
		12,077
	Austria - 1.2%
186	EVN AG	2,601
27	Lenzing AG	2,241
19	Mayr-Melnhof Karton AG	1,616
65	Oesterreichische Post AG	1,966
351	OMV AG	10,680
245	Raiffeisen Bank International AG	6,382
148	Voestalpine AG	4,163
		29,649
	Belgium - 1.3%
2	Banque Nationale de Belgique	5,865
362	Belgacom SA	11,391
98	Delhaize Group	5,522
1,927	Dexia SA*	743
127	Elia System Operator SA NV	4,934
51	Mobistar SA	2,681
22	Sofina SA	1,700
		32,836
	Bermuda - 0.8%
151	Arch Capital Group Ltd.*	5,622
102	Brookfield Infrastructure Partners LP	2,825
375	Catlin Group Ltd.	2,324
259	Hiscox Ltd.	1,503
216	Lancashire Holdings Ltd.	2,432
46	Signet Jewelers Ltd.	2,022
70	Validus Holdings Ltd.	2,205
		18,933
	Brazil - 0.3%
960	Brasil Telecom SA, ADR	5,952
37	Cia de Saneamento Basico do Estado de Sao
	Paulo, ADR*	2,059
		8,011
	Canada - 6.2%
24	Agrium, Inc.	1,611
746	BCE, Inc.	31,086
552	Brookfield Asset Management, Inc. - Class A	15,169
371	Canadian Imperial Bank of Commerce	26,849
102	Canadian Pacific Railway Ltd.	6,902
223	CGI Group, Inc. - Class A*	4,204
65	Gildan Activewear, Inc.	1,221
183	Kinross Gold Corp.	2,086
213	Magna International, Inc.	7,095
140	Manulife Financial Corp.	1,487
406	Rogers Communications, Inc. - Class B	15,635
351	Shaw Communications, Inc. - Class B	6,974
94	Silver Standard Resources, Inc.*	1,299
641	Sun Life Financial, Inc.	11,871
477	TransCanada Corp.	20,831
		154,320
	Finland - 0.7%
89	Fiskars Corp.	1,610
752	Fortum OYJ	16,098
		17,708
	France - 4.7%
76	Aeroports de Paris	5,229
22	Bollore	4,327

Number
of
Shares	Description	Fair Value
	France - (continued)
146	Christian Dior SA	$ 17,363
55	CIC	7,175
41	Ciments Francais SA	3,183
539	CNP Assurances	6,702
25	Colas SA	3,343
8	Dassault Aviation SA	5,920
72	Eiffage SA	1,748
19	Eramet	2,331
16	Esso Ste Anonyme Francaise	1,407
43	Euler Hermes SA	2,554
153	Eutelsat Communications	5,988
8	Financiere de l'Odet	2,962
43	Iliad SA	5,322
70	Imerys SA	3,234
151	JC Decaux SA *	3,488
107	Metropole Television SA	1,601
2,763	Natixis	6,973
321	PagesJaunes Groupe	1,169
68	Plastic Omnium SA	1,356
221	Rexel SA	3,787
43	SA des Ciments Vicat	2,467
41	Societe BIC SA	3,646
116	Sodexo	8,353
8	Somfy SA	1,577
62	Wendel	4,145
		117,350
	Gabon - 0.1%
5	Total Gabon	1,921
	Germany - 1.2%
70	Aurubis AG	3,744
87	Axel Springer AG	3,750
4,875	Commerzbank AG *	8,246
70	Fraport AG	3,453
46	Generali Deutschland Holding AG	3,285
72	MVV Energie AG	2,131
8	Rational AG	1,747
35	SMA Solar Technology AG	1,961
87	Wuestenrot & Wuerttembergische AG	1,615
		29,932
	Greece - 0.4%
412	Hellenic Petroleum SA	3,407
188	Motor Oil (Hellas) Corinth Refineries SA	1,445
442	OPAP SA	3,919
342	Public Power Corp. SA	1,687
		10,458
	Guernsey - 0.2%
1,094	Resolution Ltd.	4,274
	Ireland - 0.4%
83	Covidien PLC	3,736
78	DCC PLC	1,851
57	Ingersoll-Rand PLC	1,737
76	Ryanair Holdings PLC, ADR *	2,117
		9,441
	Italy - 0.3%
197	ACEA SpA	1,250
272	Banca Popolare dell'Emilia Romagna Scrl	1,953
232	Banca Popolare di Sondrio Scrl	1,870
192	Societa Iniziative Autostradali e Servizi SpA	1,451
		6,524
	Japan - 13.1%
200	AEON Mall Co., Ltd.	4,248

Destra Global L-Series Fund
Portfolio of Investments, continued
December 31, 2011 (unaudited)

Number
of
Shares	Description	Fair Value
	Japan - (continued)
200	Arnest One Corp.	$ 2,054
2	Bic Camera, Inc.	1,116
200	Brother Industries Ltd.	2,456
2	Central Japan Railway Co.	16,896
200	Century Tokyo Leasing Corp.	3,782
400	Chugai Pharmaceutical Co., Ltd.	6,597
2,000	Cosmo Oil Co., Ltd.	5,589
400	DENSO Corp.	11,053
2	eAccess Ltd.	475
200	EDION Corp.	1,632
200	Heiwa Corp.	3,455
400	Honda Motor Co., Ltd.	12,207
87	Honda Motor Co., Ltd., ADR	2,658
200	Hulic Co., Ltd.	2,334
1,500	ITOCHU Corp.	15,246
8	Jupiter Telecommunications Co., Ltd.	8,110
2,600	JX Holdings, Inc.	15,714
700	The Kansai Electric Power Co., Inc.	10,745
2	KDDI Corp.	12,867
200	Kewpie Corp.	2,846
700	Mitsubishi Corp.	14,147
400	Mitsubishi Tanabe Pharma Corp.	6,332
90	Mitsubishi UFJ Lease & Finance Co., Ltd.	3,568
900	Mitsui & Co., Ltd.	14,002
200	Nagase & Co., Ltd.	2,181
2,000	The Nishi-Nippon City Bank Ltd.	5,745
200	Nomura Research Institute Ltd.	4,523
11	NTT DOCOMO, Inc.	20,230
2	PGM Holdings K.K.	1,298
400	Sapporo Hokuyo Holdings, Inc.	1,435
400	Sony Financial Holdings, Inc.	5,896
1,300	Sumitomo Corp.	17,606
4,000	Sumitomo Mitsui Trust Holdings, Inc.	11,749
200	Takeda Pharmaceutical Co., Ltd.	8,786
200	Tokai Rubber Industries Ltd.	2,217
2,000	Tokyu Corp.	9,852
2,000	TonenGeneral Sekiyu K.K.	21,861
200	Toyota Industries Corp.	5,446
400	Toyota Tsusho Corp.	7,076
20	USS Co., Ltd.	1,809
51	Yahoo Japan Corp.	16,432
		324,271
	Luxembourg - 0.6%
137	RTL Group	13,692
	Mauritius - 0.1%
523	Essar Energy PLC *	1,393
	Mexico - 0.3%
251	Fresnillo PLC	5,956
188	Telefonos de Mexico SAB de CV – Class L, ADR	2,715
		8,671
	Netherlands - 1.7%
192	CNH Global NV *	6,910
95	Delta Lloyd NV	1,603
113	Heineken Holding NV	4,638
16	Hunter Douglas NV	603
386	Royal Dutch Shell PLC, ADR	28,213
		41,967
	Panama - 0.1%
41	Copa Holdings SA - Class A	2,406
	Peru - 0.0%†
177	Hochschild Mining PLC	1,061

Number
of
Shares	Description	Fair Value
	Philippines - 0.1%
43	Philippine Long Distance Telephone Co., ADR	$ 2,478
	Portugal - 1.6%
1,102	Banco Espirito Santo SA	1,931
1,150	Brisa Auto-Estradas de Portugal SA	3,800
644	CIMPOR-Cimentos de Portugal, SGPS SA	4,445
4,026	EDP-Energias de Portugal SA	12,496
1,027	Portucel-Empresa Produtora de Pasta
	e Papel SA*	2,452
2,342	Portugal Telecom, SGPS SA	13,529
		38,653
	Singapore - 0.1%
639	Flextronics International Ltd.*	3,617
	South Korea - 0.2%
62	POSCO, ADR	5,090
	Spain - 2.9%
323	ACS Actividades de Construccion y Servicios SA	9,602
738	Banco Espanol de Credito SA	3,569
2,883	CaixaBank	14,203
2	Construcciones y Auxiliar de Ferrocarriles SA	999
92	Corporacion Financiera Alba SA	3,610
1,881	Ferrovial SA	22,770
102	Grupo Catalana Occidente SA	1,625
2,630	Mapfre SA	8,382
51	Prosegur, Compania de Seguridad SA	2,237
302	Zardoya Otis SA	4,156
		71,153
	Switzerland - 2.0%
323	ACE Ltd.	22,649
72	Allied World Assurance Co. Holdings Ltd.	4,531
391	Ferrexpo PLC	1,633
127	Garmin Ltd.	5,056
48	Novartis AG, ADR	2,744
332	TE Connectivity Ltd.	10,229
78	Tyco International Ltd.	3,643
		50,485
	Taiwan - 0.1%
188	Taiwan Semiconductor Manufacturing Co., Ltd.,
	ADR	2,427
	United Arab Emirates - 0.2%
558	Dragon Oil PLC	3,972
	United Kingdom - 5.2%
421	Aberdeen Asset Management PLC	1,387
188	African Barrick Gold Ltd.	1,340
267	Amlin PLC	1,303
334	Ashmore Group PLC	1,734
329	Associated British Foods PLC	5,660
749	Aviva PLC	3,501
24	British American Tobacco PLC, ADR	2,277
417	British Sky Broadcasting Group PLC	4,747
1,787	BT Group PLC	5,302
439	Capital & Counties Properties PLC	1,259
216	Carillion PLC	1,010
199	Carphone Warehouse Group PLC	956
1,089	Centrica PLC	4,896
78	Diageo PLC, ADR	6,819
458	Eurasian Natural Resources Corp. PLC	4,523
65	GlaxoSmithKline PLC, ADR	2,966
550	Hammerson PLC	3,077
159	Hargreaves Lansdown PLC	1,064
140	Homeserve PLC	624

Destra Global L-Series Fund
Portfolio of Investments, continued
December 31, 2011 (unaudited)

Number
of
Shares	Description	Fair Value
	United Kingdom - (continued)
175	Imperial Tobacco Group PLC	$ 6,622
1,008	J Sainsbury PLC	4,745
102	Jardine Lloyd Thompson Group PLC	1,093
262	Kazakhmys PLC	3,775
188	Melrose PLC	993
177	Millennium & Copthorne Hotels PLC	1,118
410	Misys PLC *	1,480
582	National Grid PLC	5,653
62	New World Resources PLC - Class A	427
159	Pennon Group PLC	1,764
458	Prudential PLC	4,545
253	Scottish & Southern Energy PLC	5,076
170	Shaftesbury PLC	1,234
844	Songbird Estates PLC*	1,508
46	Spectris PLC	922
421	Sports Direct International PLC*	1,396
299	Stagecoach Group PLC	1,263
1,170	Standard Life PLC	3,751
177	Unilever PLC	5,950
609	Vodafone Group PLC, ADR	17,070
102	Willis Group Holdings PLC	3,958
		128,788
	United States - 47.5%
188	Activision Blizzard, Inc.	2,316
81	Aecom Technology Corp.*	1,666
291	Aetna, Inc.	12,277
294	Aflac, Inc.	12,718
59	Agilent Technologies, Inc.*	2,061
51	AGL Resources, Inc.	2,155
100	Air Products & Chemicals, Inc.	8,519
41	Alaska Air Group, Inc.*	3,079
8	Alleghany Corp.*	2,282
48	Allergan, Inc.	4,212
46	Alliance Holdings GP LP	2,391
78	Alliant Energy Corp.	3,441
33	Alliant Techsystems, Inc.	1,886
76	The Allstate Corp.	2,083
168	Ameren Corp.	5,566
1,250	American Capital Ltd.*	8,413
316	American Electric Power Co., Inc.	13,054
129	American Financial Group, Inc.	4,759
24	American National Insurance Co.	1,753
140	Ameriprise Financial, Inc.	6,950
70	AMETEK, Inc.	2,947
358	Amkor Technology, Inc.*	1,561
48	Aon Corp.	2,246
218	Applied Materials, Inc.	2,335
41	AptarGroup, Inc.	2,139
102	Archer-Daniels-Midland Co.	2,917
323	Ares Capital Corp.	4,990
118	Arrow Electronics, Inc.*	4,414
100	Assurant, Inc.	4,106
83	Automatic Data Processing, Inc.	4,483
5	AutoZone, Inc.*	1,625
170	Avnet, Inc.*	5,285
199	AVX Corp.	2,539
107	Ball Corp.	3,821
814	The Bank of New York Mellon Corp.	16,207
102	BB&T Corp.	2,567
116	Becton, Dickinson and Co.	8,668

Number
of
Shares	Description	Fair Value
	United States - (continued)
41	Bed Bath & Beyond, Inc.*	$ 2,377
65	Best Buy Co., Inc.	1,519
37	Biogen Idec, Inc.*	4,072
19	BlackRock, Inc.	3,387
122	Boardwalk Pipeline Partners LP	3,376
57	BOK Financial Corp.	3,131
746	Brookfield Office Properties, Inc.	11,667
48	Brown-Forman Corp. - Class B	3,864
102	Bunge Ltd.	5,834
51	Cabot Corp.	1,639
496	Capital One Financial Corp.	20,976
59	Cardinal Health, Inc.	2,396
51	Celgene Corp.*	3,448
98	CenturyLink, Inc.	3,646
113	The Charles Schwab Corp.	1,272
98	The Chubb Corp.	6,784
83	CIGNA Corp.	3,486
94	Cincinnati Financial Corp.	2,863
11	CME Group, Inc.	2,680
377	CNA Financial Corp.	10,085
345	CNO Financial Group, Inc.*	2,177
53	Commerce Bancshares, Inc.	2,020
127	Computer Sciences Corp.	3,010
177	Consolidated Edison, Inc.	10,979
216	Constellation Brands, Inc. - Class A*	4,465
1,401	Corning, Inc.	18,185
159	Coventry Health Care, Inc.*	4,829
22	Credit Acceptance Corp.*	1,810
181	CSX Corp.	3,812
305	Dell, Inc.*	4,462
498	Discover Financial Services	11,952
188	Dollar General Corp.*	7,734
371	Dominion Resources, Inc.	19,693
35	Donaldson Co., Inc.	2,383
30	Dover Corp.	1,742
48	DST Systems, Inc.	2,185
984	Duke Energy Corp.	21,648
57	Eaton Corp.	2,481
37	Ecolab, Inc.	2,139
216	Edison International	8,942
105	El Paso Pipeline Partners LP	3,635
43	Energen Corp.	2,150
76	Energy Transfer Equity LP	3,084
129	Entergy Corp.	9,423
30	Erie Indemnity Co. - Class A	2,345
469	Exelon Corp.	20,341
100	Federal-Mogul Corp.*	1,475
51	FedEx Corp.	4,259
205	Fidelity National Financial, Inc. - Class A	3,266
242	FirstEnergy Corp.	10,721
223	Forest Laboratories, Inc.*	6,748
116	Franklin Resources, Inc.	11,143
280	General Dynamics Corp.	18,595
105	General Mills, Inc.	4,243
78	Genuine Parts Co.	4,774
51	H.J. Heinz Co.	2,756
107	Harris Corp.	3,856
450	The Hartford Financial Services Group, Inc.	7,313
94	HCC Insurance Holdings, Inc.	2,585
380	HealthSouth Corp.*	6,715

Destra Global L-Series Fund
Portfolio of Investments, continued
December 31, 2011 (unaudited)

Number
of
Shares	Description	Fair Value
	United States - (continued)
41	Henry Schein, Inc.*	$ 2,642
299	Hess Corp.	16,983
170	Hormel Foods Corp.	4,979
35	Hubbell, Inc. - Class B	2,340
122	Humana, Inc.	10,688
140	Icahn Enterprises LP	5,012
83	Illinois Tool Works, Inc.	3,877
48	Ingram Micro, Inc. - Class A*	873
72	International Paper Co.	2,131
62	Jarden Corp.	1,853
98	Jefferies Group, Inc.	1,348
62	The JM Smucker Co.	4,847
37	John Wiley & Sons, Inc. - Class A	1,643
107	Johnson Controls, Inc.	3,345
62	Kellogg Co.	3,135
70	Kemper Corp.	2,045
213	Kimberly-Clark Corp.	15,668
37	Kinder Morgan Energy Partners LP	3,143
351	KKR Financial Holdings LLC	3,064
100	The Kroger Co.	2,422
87	L-3 Communications Holdings, Inc.	5,801
78	Lear Corp.	3,104
146	Leucadia National Corp.	3,320
307	Liberty Interactive Corp. - Class A*	4,978
133	Liberty Media Corp. - Liberty Capital - Class A*	10,381
286	Lockheed Martin Corp.	23,137
277	Loews Corp.	10,429
62	Loral Space & Communications, Inc. *	4,023
24	Lorillard, Inc.	2,736
216	Lowe's Cos., Inc.	5,482
68	Magellan Midstream Partners LP	4,684
8	Markel Corp.*	3,317
232	Marsh & McLennan Cos., Inc.	7,336
62	McCormick & Co., Inc.	3,126
177	The McGraw-Hill Cos., Inc.	7,960
41	McKesson Corp.	3,194
111	MDU Resources Group, Inc.	2,382
33	Mead Johnson Nutrition Co.	2,268
68	Medco Health Solutions, Inc.*	3,801
127	Molson Coors Brewing Co. - Class B	5,530
30	Murphy Oil Corp.	1,672
70	National Oilwell Varco, Inc.	4,759
68	Natural Resource Partners LP	1,843
81	Newmont Mining Corp.	4,861
299	News Corp. - Class A	5,334
294	NextEra Energy, Inc.	17,899
59	Norfolk Southern Corp.	4,299
259	Northrop Grumman Corp.	15,146
35	NuStar Energy LP	1,983
528	Och-Ziff Capital Management Group - Class A	4,440
57	OGE Energy Corp.	3,232
46	Omnicom Group, Inc.	2,051
76	ONEOK Partners LP	4,388
122	Oshkosh Corp.*	2,608
27	Parker Hannifin Corp.	2,059
68	PG&E Corp.	2,803
72	Plains All American Pipeline LP	5,288
397	PNC Financial Services Group, Inc.	22,895
24	PPG Industries, Inc.	2,004
94	PPL Corp.	2,765

Number
of
Shares	Description	Fair Value
	United States - (continued)
22	Precision Castparts Corp.	$ 3,625
33	ProAssurance Corp.	2,634
410	The Progressive Corp.	7,999
81	Protective Life Corp.	1,827
318	Prudential Financial, Inc.	15,938
428	Public Service Enterprise Group, Inc.	14,128
76	Raymond James Financial, Inc.	2,353
310	Raytheon Co.	14,998
92	Reinsurance Group of America, Inc.	4,807
406	Reynolds American, Inc.	16,817
22	Rockwell Automation, Inc.	1,614
262	SAIC, Inc.*	3,220
62	Sauer-Danfoss, Inc.*	2,245
83	SCANA Corp.	3,740
2	Seaboard Corp.*	4,072
22	SEACOR Holdings, Inc.*	1,957
87	SEI Investments Co.	1,509
135	Sempra Energy	7,425
51	Sigma-Aldrich Corp.	3,185
397	SLM Corp.	5,320
146	Smithfield Foods, Inc.*	3,545
70	Sonoco Products Co.	2,307
353	Spectra Energy Corp.	10,855
51	St. Jude Medical, Inc.	1,749
70	Starbucks Corp.	3,221
307	State Street Corp.	12,375
188	Stryker Corp.	9,345
72	Sunoco Logistics Partners LP	2,837
137	Symetra Financial Corp.	1,243
98	Sysco Corp.	2,874
37	T. Rowe Price Group, Inc.	2,107
16	Terra Nitrogen Co., LP	2,682
65	Thermo Fisher Scientific, Inc.*	2,923
485	Thomson Reuters Corp.	12,935
57	Time Warner Cable, Inc.	3,624
65	The TJX Cos., Inc.	4,196
81	Torchmark Corp.	3,515
380	The Travelers Cos., Inc.	22,485
118	TRW Automotive Holdings Corp.*	3,847
342	Tyson Foods, Inc. - Class A	7,059
81	UGI Corp.	2,381
253	Unum Group	5,331
310	Viacom, Inc. - Class B	14,077
116	W.R. Berkley Corp.	3,989
78	Waste Management, Inc.	2,551
283	WellPoint, Inc.	18,749
102	Western Union Co.	1,863
57	Westlake Chemical Corp.	2,294
194	Williams Partners LP	11,638
135	Wisconsin Energy Corp.	4,720
291	Xcel Energy, Inc.	8,043
227	Xerox Corp.	1,807
78	Yum! Brands, Inc.	4,603
		1,177,547
	Total Common Stocks
	(Cost $2,430,331)	$ 2,331,105

     Destra Global L-Series Fund
Portfolio of Investments, continued
December 31, 2011 (unaudited)

Number
of
Shares	Description	Fair Value
	Rights – 0.0%†
	United States 0.0%†
22	Icahn Enterprises LP
	(Cost $0)	$ 0
	Investment Companies - 4.1%
	United States - 4.1%
2,400	iShares MSCI ACWI Index Fund	101,208
	(Cost $101,282)
	Total Long-Term Investments – 98.2%
	(Cost $2,531,613)	$2,432,313
	Money Market Mutual Fund - 1.7%
	United States - 1.7%
42,839	Fidelity Institutional Money Market Prime,
	0.11% (a)
	(Cost $42,839)	42,839
	Total Investments - 99.9%
	(Cost $2,574,452)	2,475,152
	Other Assets in excess of Liabilities - 0.1%	3,431
	Net Assets - 100.0%	$ 2,478,583

Summary by Industry	Fair Value	% of Net Assets
Automobiles & Components	$58,815	2.4%
Banks	129,437	5.2
Capital Goods	259,420	10.5
Commercial & Professional Services	9,058	0.4
Consumer Durables & Apparel	33,216	1.3
Consumer Services	22,512	0.9
Diversified Financials	149,941	6.0
Energy	210,834	8.5
Food & Staples Retailing	15,563	0.6
Food Beverage & Tobacco	112,933	4.6
Health Care Equipment & Services	92,275	3.7
Household & Personal Products	15,668	0.6
Insurance	267,355	10.8
Materials	96,400	3.9
Media	107,523	4.3
Pharmaceuticals, Biotechnology & Life Sciences	50,889	2.1
Real Estate	40,495	1.6
Retailing	41,616	1.7
Semiconductors & Semiconductor Equipment	8,284	0.3
Software & Services	44,191	1.8
Technology Hardware & Equipment	62,667	2.5
Telecommunication Services	149,904	6.1
Transportation	78,071	3.2
Utilities	274,038	11.1
Investment Companies	101,208	4.1
Rights	-	- †
Money Market Mutual Funds	42,839	1.7
Total Investments	2,475,152	99.9
Other Assets in excess of Liabilities	3,431	0.1
Net Assets	$2,478,583	100.0%

ADR - American Depositary Receipt
ACWI – All Country World Index
AG - Stock Corporation
GP - General Partnership
LLC - Limited Liability Corporation
LP - Limited Partnership
NV - Publicly Traded Company
OYJ - Publicly Traded Company
PLC - Public Limited Company
SA - Corporation
SAB de CV - Public Traded Company
SpA - Limited Share Company

*	- Non-income producing security.
†	- Less than 0.05%.
(a)	- Interest rate shown reflects yields as of December 31, 2011.

Destra International L-Series Fund
Portfolio of Investments
December 31, 2011 (unaudited)

Number
of
Shares	Description	Fair Value
	Common Stocks - 97.2%
	Argentina - 0.6%
513	Pampa Energia SA, ADR	$ 5,515
283	YPF SA, ADR	9,814
		15,329
	Austria - 3.0%
462	EVN AG	6,459
65	Lenzing AG	5,395
44	Mayr-Melnhof Karton AG	3,742
162	Oesterreichische Post AG	4,900
879	OMV AG	26,747
669	Raiffeisen Bank International AG	17,426
376	Voestalpine AG	10,577
		75,246
	Belgium - 3.1%
3	Banque Nationale de Belgique	8,798
905	Belgacom SA	28,478
240	Delhaize Group	13,523
4,954	Dexia SA*	1,910
317	Elia System Operator SA NV	12,317
128	Mobistar SA	6,728
61	Sofina SA	4,713
		76,467
	Bermuda - 1.6%
208	Arch Capital Group Ltd.*	7,744
130	Brookfield Infrastructure Partners LP	3,601
1,362	Catlin Group Ltd.	8,439
945	Hiscox Ltd.	5,485
780	Lancashire Holdings Ltd.	8,782
56	Signet Jewelers Ltd.	2,462
100	Validus Holdings Ltd.	3,150
		39,663
	Brazil - 0.4%
1,231	Brasil Telecom SA, ADR	7,632
46	Cia de Saneamento Basico do Estado de Sao
	Paulo, ADR*	2,560
		10,192
	Canada - 8.1%
29	Agrium, Inc.	1,946
942	BCE, Inc.	39,253
767	Brookfield Asset Management, Inc. - Class A	21,077
513	Canadian Imperial Bank of Commerce	37,126
128	Canadian Pacific Railway Ltd.	8,662
283	CGI Group, Inc. - Class A*	5,335
81	Gildan Activewear, Inc.	1,522
234	Kinross Gold Corp.	2,668
268	Magna International, Inc.	8,927
192	Manulife Financial Corp.	2,039
513	Rogers Communications, Inc. - Class B	19,756
444	Shaw Communications, Inc. - Class B	8,822
121	Silver Standard Resources, Inc.*	1,672
889	Sun Life Financial, Inc.	16,464
604	TransCanada Corp.	26,377
		201,646
	Finland - 1.8%
220	Fiskars Corp.	3,981

Number
of
Shares	Description	Fair Value
	Finland - (continued)
1,887	Fortum OYJ	$ 40,394
		44,375
	France - 12.0%
187	Aeroports de Paris	12,866
52	Bollore	10,227
367	Christian Dior SA	43,645
145	CIC	18,917
106	Ciments Francais SA	8,229
1,483	CNP Assurances	18,439
61	Colas SA	8,156
20	Dassault Aviation SA	14,799
178	Eiffage SA	4,322
46	Eramet	5,643
41	Esso Ste Anonyme Francaise	3,606
118	Euler Hermes SA	7,008
389	Eutelsat Communications	15,225
17	Financiere de l'Odet	6,294
112	Iliad SA	13,863
171	Imerys SA	7,900
382	JC Decaux SA *	8,824
270	Metropole Television SA	4,040
7,573	Natixis	19,111
803	PagesJaunes Groupe	2,924
168	Plastic Omnium SA	3,350
557	Rexel SA	9,545
112	SA des Ciments Vicat	6,427
100	Societe BIC SA	8,892
289	Sodexo	20,810
20	Somfy SA	3,944
150	Wendel	10,028
		297,034
	Gabon - 0.2%
11	Total Gabon	4,227
	Germany - 3.1%
171	Aurubis AG	9,146
210	Axel Springer AG	9,052
13,357	Commerzbank AG *	22,593
173	Fraport AG	8,534
124	Generali Deutschland Holding AG	8,853
183	MVV Energie AG	5,416
20	Rational AG	4,367
87	SMA Solar Technology AG	4,875
236	Wuestenrot & Wuerttembergische AG	4,381
		77,217
	Greece - 1.1%
1,035	Hellenic Petroleum SA	8,559
470	Motor Oil (Hellas) Corinth Refineries SA	3,612
1,103	OPAP SA	9,780
856	Public Power Corp. SA	4,223
		26,174
	Guernsey - 0.6%
4,008	Resolution Ltd.	15,659
	Ireland - 0.6%
106	Covidien PLC	4,771
189	DCC PLC	4,485
65	Ingersoll-Rand PLC	1,981

Destra International L-Series Fund
Portfolio of Investments, continued
December 31, 2011 (unaudited)

Number
of
Shares	Description	Fair Value
	Ireland - (continued)
92	Ryanair Holdings PLC, ADR *	2,563
		$ 13,800
	Italy - 0.7%
491	ACEA SpA	3,116
746	Banca Popolare dell'Emilia Romagna Scrl	5,355
634	Banca Popolare di Sondrio Scrl	5,111
482	Societa Iniziative Autostradali e Servizi SpA	3,642
		17,224
	Japan - 24.8%
200	AEON Mall Co., Ltd.	4,247
200	Arnest One Corp.	2,054
200	Benesse Holdings, Inc.	9,683
3	Bic Camera, Inc.	1,675
600	Brother Industries Ltd.	7,369
3	Central Japan Railway Co.	25,344
200	Century Tokyo Leasing Corp.	3,782
800	Chugai Pharmaceutical Co., Ltd.	13,195
2,000	Cosmo Oil Co., Ltd.	5,589
200	Daiichikosho Co., Ltd.	3,782
600	DENSO Corp.	16,579
6	eAccess Ltd.	1,425
200	EDION Corp.	1,632
200	Fuji Machine Manufacturing Co., Ltd.	3,572
200	Heiwa Corp.	3,455
200	Hisamitsu Pharmaceutical Co., Inc.	8,474
106	Honda Motor Co., Ltd., ADR	3,238
600	Honda Motor Co.	18,310
200	Hulic Co., Ltd.	2,334
2,900	ITOCHU Corp.	29,475
200	Izumi Co., Ltd.	3,309
15	Jupiter Telecommunications Co., Ltd.	15,207
4,400	JX Holdings, Inc.	26,592
1,400	The Kansai Electric Power Co., Inc.	21,489
3	KDDI Corp.	19,301
200	Kewpie Corp.	2,846
200	Maruichi Steel Tube Ltd.	4,463
200	Megmilk Snow Brand Co., Ltd.	3,839
1,200	Mitsubishi Corp.	24,253
800	Mitsubishi Tanabe Pharma Corp.	12,664
190	Mitsubishi UFJ Lease & Finance Co., Ltd.	7,532
1,400	Mitsui & Co., Ltd.	21,781
200	Nagase & Co., Ltd.	2,181
2,000	The Nishi-Nippon City Bank Ltd.	5,745
200	Nissin Foods Holdings Co., Ltd.	7,837
200	Nomura Research Institute Ltd.	4,523
15	NTT DOCOMO, Inc.	27,586
200	Ono Pharmaceutical Co., Ltd.	11,230
200	Oracle Corp. Japan	6,621
6	PGM Holdings K.K.	3,895
200	Sankyo Co., Ltd.	10,125
200	Santen Pharmaceutical Co., Ltd.	8,240
600	Sapporo Hokuyo Holdings, Inc.	2,152
3,000	Seven Bank Ltd.	5,888
600	Sony Financial Holdings, Inc.	8,843
2,200	Sumitomo Corp.	29,795
8,000	Sumitomo Mitsui Trust Holdings, Inc.	23,499

Number
of
Shares	Description	Fair Value
	Japan - (continued)
200	Takata Corp.	$ 4,097
600	Takeda Pharmaceutical Co., Ltd.	26,358
200	Tokai Rubber Industries Ltd.	2,217
2,000	Tokyu Corp.	9,852
2,000	TonenGeneral Sekiyu K.K.	21,861
600	Toyota Industries Corp.	16,337
90	Toyota Motor Corp.	3,000
600	Toyota Tsusho Corp.	10,613
200	TS Tech Co., Ltd.	3,169
60	USS Co., Ltd.	5,428
84	Yahoo Japan Corp.	27,065
		616,647
	Luxembourg - 1.4%
349	RTL Group	34,881
	Mauritius - 0.2%
1,747	Essar Energy PLC *	4,654
	Mexico - 0.9%
837	Fresnillo PLC	19,863
236	Telefonos de Mexico SAB de CV - Class L, ADR	3,408
		23,271
	Netherlands - 2.5%
242	CNH Global NV *	8,710
247	Delta Lloyd NV	4,168
269	Heineken Holding NV	11,042
37	Hunter Douglas NV	1,394
488	Royal Dutch Shell PLC, ADR	35,668
		60,982
	Panama - 0.1%
50	Copa Holdings SA - Class A	2,934
	Peru - 0.1%
590	Hochschild Mining PLC	3,537
	Philippines - 0.1%
52	Philippine Long Distance Telephone Co., ADR	2,996
	Portugal - 3.9%
2,843	Banco Espirito Santo SA	4,982
2,882	Brisa Auto-Estradas de Portugal SA	9,522
1,619	CIMPOR-Cimentos de Portugal, SGPS SA	11,175
10,085	EDP-Energias de Portugal SA	31,303
2,571	Portucel-Empresa Produtora de Pasta
	e Papel SA*	6,138
5,857	Portugal Telecom, SGPS SA	33,835
		96,955
	Singapore - 0.2%
809	Flextronics International Ltd.*	4,579
	South Korea - 0.3%
79	POSCO, ADR	6,486
	Spain - 7.6%
809	ACS, Actividades de Construccion y Servicios
	SA	24,050
2,030	Banco Espanol de Credito SA	9,816
7,914	CaixaBank	38,988
9	Construcciones y Auxiliar de Ferrocarriles SA	4,498
252	Corporacion Financiera Alba SA	9,889
4,712	Ferrovial SA	57,040
280	Grupo Catalana Occidente SA	4,460
7,208	Mapfre SA	22,972
130	Prosegur Compania de Seguridad SA	5,702

Destra International L-Series Fund
Portfolio of Investments, continued
December 31, 2011 (unaudited)

Number
of
Shares	Description	Fair Value
	Spain - (continued)
761	Zardoya Otis SA	$ 10,472
		187,887
	Switzerland - 2.8%
449	ACE Ltd.	31,484
100	Allied World Assurance Co. Holdings Ltd.	6,293
1,309	Ferrexpo PLC	5,468
162	Garmin Ltd.	6,449
61	Novartis AG, ADR	3,487
419	TE Connectivity Ltd.	12,909
97	Tyco International Ltd.	4,531
		70,621
	Taiwan - 0.1%
240	Taiwan Semiconductor Manufacturing Co.,
	Ltd., ADR	3,098
	United Arab Emirates - 0.4%
1,402	Dragon Oil PLC	9,979
	United Kingdom - 14.9%
1,533	Aberdeen Asset Management PLC	5,051
631	African Barrick Gold Ltd.	4,499
974	Amlin PLC	4,751
1,218	Ashmore Group PLC	6,322
1,098	Associated British Foods PLC	18,890
2,743	Aviva PLC	12,823
29	British American Tobacco PLC, ADR	2,752
1,399	British Sky Broadcasting Group PLC	15,926
5,961	BT Group PLC	17,685
1,601	Capital & Counties Properties PLC	4,593
722	Carillion PLC	3,375
669	Carphone Warehouse Group PLC	3,213
3,643	Centrica PLC	16,379
97	Diageo PLC, ADR	8,480
1,538	Eurasian Natural Resources Corp. PLC	15,190
81	GlaxoSmithKline PLC, ADR	3,696
2,011	Hammerson PLC	11,251
580	Hargreaves Lansdown PLC	3,880
472	Homeserve PLC	2,102
578	Imperial Tobacco Group PLC	21,873
3,372	J Sainsbury PLC	15,873
382	Jardine Lloyd Thompson Group PLC	4,093
877	Kazakhmys PLC	12,635
634	Melrose PLC	3,350
590	Millennium & Copthorne Hotels PLC	3,727
1,371	Misys PLC *	4,950
1,950	National Grid PLC	18,941
190	New World Resources PLC - Class A	1,308
532	Pennon Group PLC	5,903
1,663	Prudential PLC	16,502
846	Scottish & Southern Energy PLC	16,974
610	Shaftesbury PLC	4,429
3,081	Songbird Estates PLC*	5,506
155	Spectris PLC	3,105
1,405	Sports Direct International PLC*	4,660
1,003	Stagecoach Group PLC	4,237
4,281	Standard Life PLC	13,725
594	Unilever PLC	19,967

Number
of
Shares	Description	Fair Value
	United Kingdom - (continued)
767	Vodafone Group PLC, ADR	$ 21,499
146	Willis Group Holdings PLC	5,665
		369,780
	Total Common Stocks
	(Cost $2,711,691)	2,413,540
	Money Market Mutual Funds - 2.0%
	United States - 2.0%
50,344	Fidelity Institutional Money Market Prime,
	0.11% (a)
	(Cost $50,344)	50,344
	Total Investments - 99.2%
	(Cost $2,762,035)	2,463,884
	Other Assets in excess of Liabilities - 0.8%	20,435
	Net Assets - 100.0%	$ 2,484,319

Summary by Industry	Fair Value	% of Net
		Assets
Automobiles & Components	$79,225	3.2%

Destra International L-Series Fund
Portfolio of Investments, continued
December 31, 2011 (unaudited)

Banks	218,620	8.8
Capital Goods	299,320	12.1
Commercial & Professional Services	16,697	0.7
Consumer Durables & Apparel	72,624	2.9
Consumer Services	47,895	1.9
Diversified Financials	54,349	2.2
Energy	187,284	7.5
Food & Staples Retailing	29,396	1.2
Food Beverage & Tobacco	97,526	3.9
Health Care Equipment & Services	4,771	0.2
Insurance	237,844	9.6
Materials	154,107	6.2
Media	118,683	4.8
Pharmaceuticals, Biotechnology & Life Sciences	87,345	3.5
Real Estate	53,439	2.2
Retailing	22,378	0.9
Semiconductors & Semiconductor Equipment	7,973	0.3
Software & Services	49,917	2.0
Technology Hardware & Equipment	27,963	1.1
Telecommunication Services	242,020	9.8
Transportation	109,575	4.4
Utilities	194,589	7.8
Money Market Mutual Funds	50,344	2.0
Total Investments	2,463,884	99.2
Other Assets in excess of Liabilities	20,435	0.8
Net Assets	$2,484,319	100.0%

ADR - American Depositary Receipt
AG - Stock Corporation
LP - Limited Partnership
NV - Publicly Traded Company
OYJ - Publicly Traded Company
PLC - Public Limited Company
SA - Corporation
SAB de CV - Public Traded Company
SGPS – Holding Enterprise
SpA - Limited Share Company

* - Non-income producing security.
(a) - Interest rate shown reflects yield as of December 31, 2011.

Destra US All Cap L-Series Fund
Portfolio of Investments
December 31, 2011 (unaudited)

Number
of Shares	Description	Fair Value
	Common Stocks - 97.6%
	Automobiles & Components - 1.7%
94	Federal-Mogul Corp. *	$ 1,387
62	Honda Motor Co., Ltd., ADR (Japan)	1,894
132	Icahn Enterprises LP	4,726
103	Johnson Controls, Inc.	3,220
72	Lear Corp.	2,866
153	Magna International, Inc. (Canada)	5,096
110	TRW Automotive Holdings Corp. *	3,586
		22,775
	Banks - 3.2%
85	BB&T Corp.	2,139
45	BOK Financial Corp.	2,472
239	Canadian Imperial Bank of Commerce (Canada)	17,296
44	Commerce Bancshares, Inc.	1,677
329	PNC Financial Services Group, Inc.	18,973
		42,557
	Capital Goods - 8.7%
74	Aecom Technology Corp. *	1,522
30	Alliant Techsystems, Inc.	1,715
63	AMETEK, Inc.	2,652
138	CNH Global NV* (Netherlands)	4,967
34	Donaldson Co., Inc.	2,315
29	Dover Corp.	1,683
53	Eaton Corp.	2,307
316	General Dynamics Corp.	20,986
33	Hubbell, Inc. - Class B	2,206
78	Illinois Tool Works, Inc.	3,643
40	Ingersoll-Rand PLC (Ireland)	1,219
80	L-3 Communications Holdings, Inc.	5,334
266	Lockheed Martin Corp.	21,519
244	Northrop Grumman Corp.	14,269
115	Oshkosh Corp. *	2,459
24	Parker Hannifin Corp.	1,830
22	Precision Castparts Corp.	3,625
290	Raytheon Co.	14,030
22	Rockwell Automation, Inc.	1,614
58	Sauer-Danfoss, Inc. *	2,100
1	Seaboard Corp.*	2,036
57	Tyco International Ltd. (Switzerland)	2,662
		116,693
	Commercial & Professional Services - 0.2%
74	Waste Management, Inc.	2,421
	Consumer Durables & Apparel - 0.5%
93	Garmin Ltd. (Switzerland)	3,702
47	Gildan Activewear, Inc. - Class A (Canada)	883
57	Jarden Corp.	1,703
		6,288
	Consumer Services - 0.5%
64	Starbucks Corp.	2,945
72	Yum! Brands, Inc.	4,249
		7,194
	Diversified Financials - 7.8%
1,043	American Capital Ltd. *	7,019
115	Ameriprise Financial, Inc.	5,709
268	Ares Capital Corp.	4,141

Number
of Shares	Description	Fair Value
	Diversified Financials (continued)
681	The Bank of New York Mellon Corp.	$ 13,559
18	BlackRock, Inc.	3,208
411	Capital One Financial Corp.	17,381
94	The Charles Schwab Corp.	1,058
8	CME Group, Inc.	1,949
19	Credit Acceptance Corp. *	1,563
418	Discover Financial Services	10,032
96	Franklin Resources, Inc.	9,222
80	Jefferies Group, Inc.	1,100
290	KKR Financial Holdings LLC	2,532
120	Leucadia National Corp.	2,729
440	Och-Ziff Capital Management Group - Class A	3,700
63	Raymond James Financial, Inc.	1,950
71	SEI Investments Co.	1,232
327	SLM Corp.	4,382
256	State Street Corp.	10,319
32	T. Rowe Price Group, Inc.	1,822
		104,607
	Energy – 9.1%
44	Alliance Holdings GP LP	2,287
112	Boardwalk Pipeline Partners LP	3,099
99	El Paso Pipeline Partners LP	3,427
40	Energen Corp.	2,000
69	Energy Transfer Equity LP	2,800
278	Hess Corp.	15,790
34	Kinder Morgan Energy Partners LP	2,888
61	Magellan Midstream Partners LP	4,202
29	Murphy Oil Corp.	1,616
64	National Oilwell Varco, Inc.	4,351
62	Natural Resource Partners LP	1,681
34	NuStar Energy LP	1,926
74	ONEOK Partners LP	4,273
65	Plains All American Pipeline LP	4,774
279	Royal Dutch Shell PLC, ADR (Netherlands)	20,392
22	SEACOR Holdings, Inc.	1,957
330	Spectra Energy Corp.	10,148
69	Sunoco Logistics Partners LP	2,719
345	TransCanada Corp. (Canada)	15,066
182	Williams Partners LP	10,918
163	YPF SA., ADR (Argentina)	5,653
		121,967
	Food & Staples Retailing - 0.4%
92	The Kroger Co.	2,228
89	Sysco Corp.	2,610
		4,838
	Food Beverage & Tobacco - 5.9%
97	Archer-Daniels-Midland Co.	2,774
19	British American Tobacco PLC, ADR (United
	Kingdom)	1,803
45	Brown-Forman Corp. - Class B	3,623
97	Bunge Ltd.	5,548
203	Constellation Brands, Inc. - Class A *	4,196
57	Diageo PLC, ADR (United Kingdom)	4,983
99	General Mills, Inc.	4,001
50	H.J. Heinz Co.	2,702
158	Hormel Foods Corp.	4,628

Destra US All Cap L-Series Fund
Portfolio of Investments, continued
December 31, 2011 (unaudited)

Number
of Shares	Description	Fair Value
	Food Beverage & Tobacco (continued)
58	The JM Smucker Co.	$ 4,534
57	Kellogg Co.	2,883
22	Lorillard, Inc.	2,508
57	McCormick & Co., Inc.	2,874
32	Mead Johnson Nutrition Co.	2,199
120	Molson Coors Brewing Co. - Class B	5,225
379	Reynolds American, Inc.	15,698
137	Smithfield Foods, Inc. *	3,326
320	Tyson Foods, Inc. - Class A	6,605
		80,110
	Health Care Equipment & Services - 6.6%
271	Aetna, Inc.	11,434
107	Becton, Dickinson and Co.	7,995
54	Cardinal Health, Inc.	2,193
169	CIGNA Corp.	7,098
151	Coventry Health Care, Inc. *	4,586
61	Covidien PLC (Ireland)	2,746
352	HealthSouth Corp. *	6,220
39	Henry Schein, Inc. *	2,513
112	Humana, Inc.	9,812
39	McKesson Corp.	3,039
61	Medco Health Solutions, Inc. *	3,410
50	St. Jude Medical, Inc.	1,715
176	Stryker Corp.	8,749
265	WellPoint, Inc.	17,556
		89,066
	Household & Personal Products - 1.1%
199	Kimberly-Clark Corp.	14,638
	Insurance - 12.7%
207	ACE Ltd. (Switzerland)	14,515
243	Aflac, Inc.	10,512
4	Alleghany Corp. *	1,141
47	Allied World Assurance Co. Holdings Ltd.
	(Switzerland)	2,958
64	The Allstate Corp.	1,754
106	American Financial Group, Inc.	3,910
20	American National Insurance Co.	1,461
41	Aon Corp.	1,919
96	Arch Capital Group Ltd.* (Bermuda)	3,574
82	Assurant, Inc.	3,367
177	The Chubb Corp.	12,252
76	Cincinnati Financial Corp.	2,315
310	CNA Financial Corp.	8,293
287	CNO Financial Group, Inc. *	1,811
24	Erie Indemnity Co. - Class A	1,876
170	Fidelity National Financial, Inc. - Class A	2,708
372	The Hartford Financial Services Group, Inc.	6,045
75	HCC Insurance Holdings, Inc.	2,063
60	Kemper Corp.	1,753
229	Loews Corp.	8,622
90	Manulife Financial Corp. (Canada)	956
4	Markel Corp. *	1,659
193	Marsh & McLennan Cos., Inc.	6,103
28	ProAssurance Corp.	2,235
339	The Progressive Corp.	6,614
65	Protective Life Corp.	1,466
263	Prudential Financial, Inc.	13,182

Number of
Shares	Description	Fair Value
	Insurance (continued)
73	Reinsurance Group of America, Inc.	$ 3,814
414	Sun Life Financial, Inc. (Canada)	7,667
112	Symetra Financial Corp.	1,016
64	Torchmark Corp.	2,777
315	The Travelers Cos., Inc.	18,639
210	Unum Group	4,425
45	Validus Holdings Ltd. (Bermuda)	1,418
95	W.R. Berkley Corp.	3,267
66	Willis Group Holdings PLC (United Kingdom)	2,561
		170,648
	Materials - 3.1%
19	Agrium, Inc. (Canada)	1,275
94	Air Products & Chemicals, Inc.	8,008
39	AptarGroup, Inc.	2,035
100	Ball Corp.	3,571
48	Cabot Corp.	1,543
35	Ecolab, Inc.	2,023
66	International Paper Co.	1,954
132	Kinross Gold Corp. (Canada)	1,505
75	Newmont Mining Corp.	4,501
44	POSCO, ADR (South Korea)	3,612
24	PPG Industries, Inc.	2,004
48	Sigma-Aldrich Corp.	2,998
69	Silver Standard Resources, Inc.* (Canada)	954
63	Sonoco Products Co.	2,076
14	Terra Nitrogen Co., LP	2,347
51	Westlake Chemical Corp.	2,052
		42,458
	Media - 4.4%
37	John Wiley & Sons, Inc. - Class A	1,643
125	Liberty Media Corp. - Liberty Capital - Class A *	9,756
165	The McGraw-Hill Cos., Inc.	7,420
278	News Corp. - Class A	4,960
43	Omnicom Group, Inc.	1,917
255	Shaw Communications, Inc. - Class B (Canada)	5,067
453	Thomson Reuters Corp.	12,082
53	Time Warner Cable, Inc.	3,369
289	Viacom, Inc. - Class B	13,124
		59,338
	Pharmaceuticals, Biotechnology & Life Sciences - 2.0%
54	Agilent Technologies, Inc. *	1,886
47	Allergan, Inc.	4,124
37	Biogen Idec, Inc. *	4,072
48	Celgene Corp. *	3,245
208	Forest Laboratories, Inc. *	6,294
45	GlaxoSmithKline PLC, ADR (United Kingdom)	2,053
37	Novartis AG, ADR (Switzerland)	2,115
60	Thermo Fisher Scientific, Inc. *	2,698
		26,487
	Real Estate - 1.4%
356	Brookfield Asset Management, Inc. - Class A
	(Canada)	9,783
624	Brookfield Office Properties, Inc.	9,759
		19,542
	Retailing - 2.4%
7	AutoZone, Inc. *	2,275

Destra US All Cap L-Series Fund
Portfolio of Investments, continued
December 31, 2011 (unaudited)

Number of
Shares	Description	Fair Value
	Retailing (continued)
39	Bed Bath & Beyond, Inc. *	$ 2,261
61	Best Buy Co., Inc.	1,426
174	Dollar General Corp. *	7,158
74	Genuine Parts Co.	4,529
288	Liberty Interactive Corp. - Class A *	4,670
202	Lowe's Cos., Inc.	5,127
33	Signet Jewelers Ltd. (Bermuda)	1,451
60	The TJX Cos., Inc.	3,873
		32,770
	Semiconductors & Semiconductor Equipment - 0.4%
335	Amkor Technology, Inc. *	1,461
204	Applied Materials, Inc.	2,185
136	Taiwan Semiconductor Manufacturing Co., Ltd.,
	ADR (Taiwan)	1,756
		5,402
	Software & Services - 1.4%
174	Activision Blizzard, Inc.	2,144
76	Automatic Data Processing, Inc.	4,105
163	CGI Group, Inc. - Class A* (Canada)	3,073
119	Computer Sciences Corp.	2,820
47	DST Systems, Inc.	2,139
246	SAIC, Inc. *	3,023
97	Western Union Co.	1,771
		19,075
	Technology Hardware & Equipment - 4.0%
110	Arrow Electronics, Inc. *	4,115
160	Avnet, Inc. *	4,974
187	AVX Corp.	2,386
1,310	Corning, Inc.	17,004
284	Dell, Inc. *	4,155
462	Flextronics International Ltd.* (Singapore)	2,615
101	Harris Corp.	3,640
98	Ingram Micro, Inc. - Class A *	1,783
55	Loral Space & Communications, Inc. *	3,568
243	TE Connectivity Ltd. (Switzerland)	7,487
213	Xerox Corp.	1,695
		53,422
	Telecommunication Services - 4.3%
538	BCE, Inc. (Canada)	22,418
831	Brasil Telecom SA, ADR (Brazil)	5,152
90	CenturyLink, Inc.	3,348
32	Philippine Long Distance Telephone Co., ADR
	(Philippines)	1,844
292	Rogers Communications, Inc. - Class B
	(Canada)	11,245
135	Telefonos de Mexico SAB de CV – Class L, ADR
	(Mexico)	1,949
440	Vodafone Group PLC, ADR (United Kingdom)	12,333
		58,289
	Transportation - 1.7%
37	Alaska Air Group, Inc.*	2,778
74	Canadian Pacific Railway Ltd. (Canada)	5,008
30	Copa Holdings SA - Class A (Panama)	1,760
168	CSX Corp.	3,538
48	FedEx Corp.	4,008
54	Norfolk Southern Corp.	3,934

Number of
Shares	Description	Fair Value
Transportation (continued)
54	Ryanair Holdings PLC, ADR* (Ireland)	$ 1,504
		22,530
	Utilities - 14.1%
50	AGL Resources, Inc.	2,113
72	Alliant Energy Corp.	3,176
154	Ameren Corp.	5,102
294	American Electric Power Co., Inc.	12,145
75	Brookfield Infrastructure Partners LP (Bermuda)	2,078
28	Cia de Saneamento Basico do Estado de Sao
	Paulo, ADR* (Brazil)	1,558
165	Consolidated Edison, Inc.	10,235
348	Dominion Resources, Inc.	18,472
921	Duke Energy Corp.	20,262
201	Edison International	8,321
121	Entergy Corp.	8,839
440	Exelon Corp.	19,083
227	FirstEnergy Corp.	10,056
105	MDU Resources Group, Inc.	2,253
273	NextEra Energy, Inc.	16,620
53	OGE Energy Corp.	3,006
292	Pampa Energia SA, ADR (Argentina)	3,139
61	PG&E Corp.	2,514
88	PPL Corp.	2,589
400	Public Service Enterprise Group, Inc.	13,204
79	SCANA Corp.	3,560
127	Sempra Energy	6,985
75	UGI Corp.	2,205
126	Wisconsin Energy Corp.	4,405
271	Xcel Energy, Inc.	7,490
		189,410
	Total Common Stocks	1,312,525
	(Cost $1,334,162)

	Rights – 0.0% †

	Automobiles & Components – 0.0% †
20	Icahn Enterprises LP	0
	(Cost $0)

	Money Market Mutual Fund - 3.1%
42,286	Fidelity Institutional Money Market Prime,
	0.11% (a)
	(Cost $42,286)	42,286

	Total Investments - 100.7%
	(Cost $1,376,448)	1,354,811
	Liabilities in excess of other Assets - (0.7%)	(9,309)
	Net Assets - 100.0%	$ 1,345,502

Summary by Country	Fair Value	% of Net
		Assets
Argentina	$8,792	0.7%
Bermuda	8,521	0.6

 Destra US All Cap L-Series Fund
Portfolio of Investments, continued
December 31, 2011 (unaudited)

Brazil	6,710	0.5
Canada	107,292	8.0
Ireland	5,469	0.4
Japan	1,894	0.1
Mexico	1,949	0.2
Netherlands	25,359	1.9
Panama	1,760	0.1
Philippines	1,844	0.1
Singapore	2,615	0.2
South Korea	3,612	0.3
Switzerland	33,439	2.5
Taiwan	1,756	0.1
United Kingdom	23,733	1.8
United States	1,077,780	80.1
Money Market Mutual Funds	42,286	3.1
Rights	-	- †
Total Investments	1,354,811	100.7
Liabilities in excess of other Assets	(9,309)	(0.7)
Net Assets	$1,345,502	100.0%

ADR – American Depositary Receipt
AG – Stock Corporation
GP – General Partnership
LLC – Limited Liability Company
LP – Limited Partnership
NV – Publicly Traded Company
PLC – Public Limited Company
SA – Corporation
SAB de CV – Variable Capital Company

*	- Non-income producing security.
†	- Less than 0.05%.
(a)	- Interest rate shown reflects yield as of December 31, 2011.

Destra High Dividend Strategy Fund
Portfolio of Investments
December 31, 2011 (unaudited)

Number
of Shares	Description	Fair Value
	Common Stocks - 91.3%
	Banks - 2.2%
609	Bank of Montreal (Canada)	$ 33,379
3,136	Valley National Bancorp	38,792
		72,171
	Capital Goods - 2.1%
3,800	General Electric Co.	68,058
	Commercial & Professional Services - 1.3%
2,954	R.R. Donnelley & Sons Co.	42,626
	Energy - 30.1%
2,844	Energy Transfer Partners LP	130,397
3,127	Enerplus Corp. (Canada)	79,176
3,182	Enterprise Products Partners LP	147,581
1,740	Kinder Morgan Energy Partners LP	147,813
435	NuStar Energy LP	24,647
1,606	ONEOK Partners LP	92,730
456	Plains All American Pipeline LP	33,493
2,866	Seadrill Ltd. (Bermuda)	95,094
1,564	Spectra Energy Corp.	48,093
3,218	Statoil ASA, ADR (Norway)	82,413
1,897	The Williams Cos., Inc.	62,639
847	YPF SA, ADR (Argentina)	29,374
		973,450
	Food Beverage & Tobacco - 1.8%
1,069	H.J. Heinz Co.	57,769
	Insurance - 1.6%
1,738	Cincinnati Financial Corp.	52,939
	Materials - 3.6%
1,971	International Paper Co.	58,342
1,928	MeadWestvaco Corp.	57,744
		116,086
	Media - 0.9%
1,582	Cinemark Holdings, Inc.	29,251
	Pharmaceuticals, Biotechnology & Life Sciences - 15.6%
2,411	Abbott Laboratories	135,571
1,411	Eli Lilly & Co.	58,641
2,050	GlaxoSmithKline PLC, ADR (United Kingdom)	93,542
1,303	Johnson & Johnson	85,451
1,997	Merck & Co., Inc.	75,287
2,563	Pfizer, Inc.	55,463
		503,955
	Real Estate - 4.5%
977	Digital Realty Trust, Inc.	65,137
1,923	HCP, Inc.	79,670
		144,807
	Retailing - 0.8%
608	Limited Brands, Inc.	24,533
	Semiconductors & Semiconductor Equipment - 6.4%
3,888	Intel Corp.	94,284
2,168	Maxim Integrated Products, Inc.	56,455
1,525	Microchip Technology, Inc.	55,861
		206,600

Number
of Shares	Description	Fair Value
	Telecommunication Services - 8.5%
2,541	AT&T, Inc.	$ 76,840
739	BCE, Inc. (Canada)	30,794
3,743	Telefonica SA, ADR (Spain)	64,342
1,947	Vodafone Group PLC, ADR (United Kingdom)	54,574
4,128	Windstream Corp.	48,463
		275,013
	Utilities - 11.9%
3,927	American Water Works Co., Inc.	125,114
1,728	National Grid PLC, ADR (United Kingdom)	83,773
6,146	NiSource, Inc.	146,336
847	Northeast Utilities	30,551
		385,774
	Total Common Stocks
	(Cost $2,757,282)	2,953,032

	Money Market Mutual Funds - 9.2%
295,871	Fidelity Institutional Money Market Prime,
	0.11% (a)
	(Cost $295,871)	295,871

	Total Investments - 100.5%
	(Cost $3,053,153)	3,248,903
	Liabilities in excess of other Assets - (0.5%)	(15,286)
	Net Assets - 100.0%	$ 3,233,617

		% of Net
Summary by Country	Fair Value	Assets
Argentina	$29,374	0.9%
Bermuda	95,094	2.9
Canada	143,349	4.4
Norway	82,413	2.6
Spain	64,342	2.0
United Kingdom	231,889	7.2
United States	2,306,571	71.3
Money Market Mutual Funds	295,871	9.2
Total Investments	3,248,903	100.5%
Liabilities in excess of other
Assets	(15,286)	(0.5)
Net Assets	$3,233,617	100.0%

ADR – American Depositary Receipt
ASA – Stock Company
LP – Limited Partnership
PLC – Public Limited Company
SA - Corporation

(a)	- Interest rate shown reflects yield as of December 31, 2011.

FEDERAL INCOME TAX MATTERS

For the period ended December 31, 2011, the cost of investments on a tax basis including any adjustment for financial reporting purposes, were as follows*:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Destra Global L-Series Fund	$ 2,574,800	$ 101,070	$ (200,718)	$ (99,648)
Destra International L-Series Fund	2,763,204	40,008	(339,328)	(299,320)
Destra US All Cap L-Series Fund	1,376,448	79,219	(100,856)	(21,637)
Destra High Dividend Strategy Fund	3,053,153	214,996	(19,246)	195,750

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

FAIR VALUE MEASUREMENT

In accordance with Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820-10 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Funds have adopted the Accounting Standard Update 2010-06, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) for Level 2 or Level 3 positions, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements for Level 3 positions must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

The Funds value Level 1 securities using readily available market quotations in active markets. The Funds value Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Funds value Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management. For Level 3 securities, the Funds estimate fair value based upon a variety of observable and non-observable inputs using procedures established in good faith by management. The Funds procedures are approved by the Board of Trustees.

The following tables represent the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by Level within the fair value hierarchy as of December 31, 2011:

Destra Global L-Series Fund
	Level 1	Level 2	Level 3		Total
Common Stocks*	$2,331,105	$-	$-		$2,331,105
Rights	-	-	-	†	-
Investment Companies	101,208	-	-		101,208
Money Market Mutual Funds	42,839	-	-		42,839
Total	$2,475,152	$-	$-		$2,475,152

† At December 31, 2011, the Right was being fair valued at $0 and classified as a Level 3 security due to a lack of observable market data. The security was valued at $0 upon receipt and there were no additional transfers, purchases or sales of this security during the period ended December 31, 2011.

At September 30, 2011, international fair value adjustments resulted in Level 2 securities fair valued at $807,842. At December 31, 2011 no fair value adjustments were required. As a result, certain securities held in the fund at September 30, 2011 that were still held at December 31, 2011 were transferred between levels.

It is Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

Destra International L-Series Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,413,540	$-	$-	$2,413,540
Money Market Mutual Funds	50,344	-	-	50,344
Total	$2,463,884	$-	$-	$2,463,884

At September 30, 2011 international fair value adjustments resulted in Level 2 securities fair valued at $1,828,461. At December 31, 2011 no fair value adjustments were required. As a result, certain securities held in the fund at September 30, 2011 that were still held at December 31, 2011 were transferred between levels.
It is Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Fund held no Level 3 securities during the period ended December 31, 2011.

Destra US All Cap L-Series Fund
	Level 1	Level 2	Level 3		Total
Common Stocks**	$1,312,525	$-	$-		$1,312,525
Rights	-	-	-	†	-
Money Market Mutual Funds	42,286	-	-		42,286
Total	$1,354,811	$-	$-		$1,354,811

† At December 31, 2011, the Right was being fair valued at $0 and classified as a Level 3 security due to a lack of observable market data. The security was valued at $0 upon receipt and there were no additional transfers, purchases or sales of this security during the period ended December 31, 2011.
The Fund held no Level 2 securities during the period ended December 31, 2011. There were no transfers between valuation levels during the period ended December 31, 2011.

Destra High Dividend Strategy Fund
	Level 1	Level 2	Level 3	Total
Common Stocks**	$2,953,032	$-	$-	$2,953,032
Money Market Mutual Funds	295,871	-	-	295,871
Total	$3,248,903	$-	$-	$3,248,903

The Fund held no Level 2 and Level 3 securities during the period ended December 31, 2011. There were no transfers between valuation levels during the period ended December 31, 2011.

*  Please refer to the schedule of investments to view securities segregated by country.
**  Please refer to the schedule of investments to view securities segregated by industry type.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      Destra Investment Trust

By (Signature and Title)*                   /s/ Nicholas Dalmaso
Nicholas Dalmaso, Chief Executive Officer
(principal executive officer)

Date           2/23/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Nicholas Dalmaso
Nicholas Dalmaso, Chief Executive Officer
(principal executive officer)

Date           2/23/12

By (Signature and Title)*                    /s/ Richard J. Simek
Richard J. Simek, Chief Financial Officer
(principal financial officer)

Date           2/23/12

* Print the name and title of each signing officer under his or her signature.